Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Principal Exchange-Traded Funds
Entity Central Index Key	0001572661
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000154646
Shareholder Report [Line Items]
Fund Name	Principal Active High Yield ETF
Trading Symbol	YLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Active High Yield ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Active High Yield ETF	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
AssetsNet	$ 458,983,322
Holdings Count | Holding	134
InvestmentCompanyPortfolioTurnover	27.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$458,983,322 Total Number of Portfolio Holdings134 Portfolio Turnover Rate27.4%
Holdings [Text Block]

Sector Allocation

Sector	Percent of Net Assets
Financial	19.30%
Consumer, Non-cyclical	16.85%
Consumer, Cyclical	13.60%
Communications	10.90%
Industrial	10.44%
Energy	8.55%
Basic Materials	7.12%
Utilities	6.90%
Money Market Funds	5.26%
Technology	3.72%
Government	0.64%
Other Assets and Liabilities	(3.28)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000259043
Shareholder Report [Line Items]
Fund Name	Principal Capital Appreciation Select ETF
Trading Symbol	LCAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Capital Appreciation Select ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Capital Appreciation Select ETF	$15	0.29%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[2]
AssetsNet	$ 183,810,801
Holdings Count | Holding	52
InvestmentCompanyPortfolioTurnover	24.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$183,810,801 Total Number of Portfolio Holdings52 Portfolio Turnover Rate24.6%
Holdings [Text Block]

Sector Allocation

Sector	Percent of Net Assets
Technology	29.38%
Communications	16.99%
Financial	14.33%
Consumer, Non-cyclical	12.11%
Consumer, Cyclical	9.87%
Industrial	7.54%
Energy	3.92%
Utilities	1.74%
Building Materials	1.54%
Basic Materials	1.45%
Money Market Funds	1.13%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000243208
Shareholder Report [Line Items]
Fund Name	Principal Focused Blue Chip ETF
Trading Symbol	BCHP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Focused Blue Chip ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Focused Blue Chip ETF	$30	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[3]
AssetsNet	$ 197,947,862
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	28.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$197,947,862 Total Number of Portfolio Holdings22 Portfolio Turnover Rate28.6%
Holdings [Text Block]

Sector Allocation

Sector	Percent of Net Assets
Technology	32.69%
Communications	28.38%
Financial	23.33%
Consumer, Cyclical	5.42%
Consumer, Non-cyclical	5.29%
Industrial	4.78%
Money Market Funds	0.24%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000254970
Shareholder Report [Line Items]
Fund Name	Principal International Equity ETF
Trading Symbol	PIEQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal International Equity ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal International Equity ETF	$26	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[4]
AssetsNet	$ 1,180,945,110
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	18.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,180,945,110 Total Number of Portfolio Holdings41 Portfolio Turnover Rate18.1%
Holdings [Text Block]

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	12.96%
United States	11.84%
Canada	10.20%
Japan	8.82%
China	8.68%
Germany	8.01%
France	7.12%
South Korea	5.73%
Ireland	4.89%
Netherlands	4.35%
Taiwan	4.25%
Austria	4.22%
Greece	3.34%
Hong Kong	2.93%
Italy	1.50%
Israel	0.30%
Other LocationsFootnote Reference*	1.41%
Other Assets and Liabilities	(0.55%)
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies.

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000199630
Shareholder Report [Line Items]
Fund Name	Principal Investment Grade Corporate Active ETF
Trading Symbol	IG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Investment Grade Corporate Active ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Investment Grade Corporate Active ETF	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[5]
AssetsNet	$ 149,954,688
Holdings Count | Holding	229
InvestmentCompanyPortfolioTurnover	33.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$149,954,688 Total Number of Portfolio Holdings229 Portfolio Turnover Rate33.3%
Holdings [Text Block]

Sector Allocation

Sector	Percent of Net Assets
Financial	39.90%
Utilities	10.31%
Consumer, Non-cyclical	9.30%
Technology	9.07%
Communications	8.91%
Energy	6.88%
Industrial	6.17%
Consumer, Cyclical	5.49%
Basic Materials	2.37%
Money Market Funds	1.75%
Other Assets and LiabilitiesFootnote Reference*	(0.15)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000166474
Shareholder Report [Line Items]
Fund Name	Principal Quality ETF
Trading Symbol	PSET
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Quality ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Quality ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[6]
AssetsNet	$ 35,082,667
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	34.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$35,082,667 Total Number of Portfolio Holdings75 Portfolio Turnover Rate34.6%
Holdings [Text Block]

Sector Allocation

Sector	Percent of Net Assets
Technology	37.07%
Consumer, Non-cyclical	17.49%
Industrial	16.63%
Communications	12.45%
Financial	11.87%
Consumer, Cyclical	2.13%
Energy	1.21%
Basic Materials	1.01%
Money Market Funds	0.11%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000235507
Shareholder Report [Line Items]
Fund Name	Principal Real Estate Active Opportunities ETF
Trading Symbol	BYRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Real Estate Active Opportunities ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Real Estate Active Opportunities ETF	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[7]
AssetsNet	$ 21,500,939
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	42.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$21,500,939 Total Number of Portfolio Holdings53 Portfolio Turnover Rate42.2%
Holdings [Text Block]

Sector Allocation

Sector	Percent of Net Assets
Financial	99.31%
Money Market Funds	0.28%
Other Assets and Liabilities	0.41%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000172043
Shareholder Report [Line Items]
Fund Name	Principal Spectrum Preferred Securities Active ETF
Trading Symbol	PREF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Spectrum Preferred Securities Active ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Spectrum Preferred Securities Active ETF	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[8]
AssetsNet	$ 1,412,828,516
Holdings Count | Holding	145
InvestmentCompanyPortfolioTurnover	20.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,412,828,516 Total Number of Portfolio Holdings145 Portfolio Turnover Rate20.1%
Holdings [Text Block]

Sector Allocation

Sector	Percent of Net Assets
Financial	70.17%
Utilities	16.38%
Energy	9.65%
Money Market Funds	2.92%
Communications	1.47%
Government	0.92%
Other Assets and Liabilities	(1.51)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000219817
Shareholder Report [Line Items]
Fund Name	Principal Spectrum Preferred and Income ETF
Trading Symbol	PQDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Spectrum Preferred and Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Spectrum Preferred and Income ETF	$31	0.60%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[9]
AssetsNet	$ 66,472,224
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	28.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$66,472,224 Total Number of Portfolio Holdings87 Portfolio Turnover Rate28.6%
Holdings [Text Block]

Sector Allocation

Sector	Percent of Net Assets
Financial	92.70%
Utilities	2.83%
Energy	2.27%
Communications	0.79%
Money Market Funds	0.36%
Other Assets and Liabilities	1.05%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000193921
Shareholder Report [Line Items]
Fund Name	Principal U.S. Mega-Cap ETF
Trading Symbol	USMC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal U.S. Mega-Cap ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal U.S. Mega-Cap ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[10]
AssetsNet	$ 3,232,412,013
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	11.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$3,232,412,013 Total Number of Portfolio Holdings25 Portfolio Turnover Rate11.4%
Holdings [Text Block]

Sector Allocation

Sector	Percent of Net Assets
Technology	31.33%
Financial	20.13%
Communications	16.83%
Consumer, Non-cyclical	13.91%
Consumer, Cyclical	13.83%
Energy	3.82%
Money Market Funds	0.15%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000173454
Shareholder Report [Line Items]
Fund Name	Principal U.S. Small-Cap ETF
Trading Symbol	PSC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal U.S. Small-Cap ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal U.S. Small-Cap ETF	$20	0.38%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[11]
AssetsNet	$ 1,535,688,266
Holdings Count | Holding	499
InvestmentCompanyPortfolioTurnover	28.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,535,688,266 Total Number of Portfolio Holdings499 Portfolio Turnover Rate28.1%
Holdings [Text Block]

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	23.11%
Financial	21.38%
Industrial	17.97%
Technology	10.47%
Consumer, Cyclical	9.99%
Communications	5.33%
Energy	4.65%
Basic Materials	4.11%
Utilities	2.74%
Money Market Funds	2.25%
Other Assets and Liabilities	(2.00)%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.
C000166475
Shareholder Report [Line Items]
Fund Name	Principal Value ETF
Trading Symbol	PY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Principal Value ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number	1-800-222-5852
Additional Information Email	prospectus@principalfunds.com
Additional Information Website	www.PrincipalAM.com/ETFprospectuses
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Value ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[12]
AssetsNet	$ 124,601,534
Holdings Count | Holding	100
InvestmentCompanyPortfolioTurnover	48.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$124,601,534 Total Number of Portfolio Holdings100 Portfolio Turnover Rate48.6%
Holdings [Text Block]

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	23.69%
Financial	19.68%
Technology	18.86%
Communications	11.52%
Consumer, Cyclical	10.11%
Industrial	9.69%
Energy	3.42%
Utilities	1.77%
Basic Materials	0.80%
Building Materials	0.20%
Money Market Funds	0.08%
Other Assets and Liabilities	0.18%
Total Net Assets	100.00%

Updated Prospectus Web Address	www.PrincipalAM.com/ETFprospectuses
Accountant Change Statement [Text Block]	During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

[1]	Computed on an annualized basis.
[2]	Computed on an annualized basis.
[3]	Computed on an annualized basis.
[4]	Computed on an annualized basis.
[5]	Computed on an annualized basis.
[6]	Computed on an annualized basis.
[7]	Computed on an annualized basis.
[8]	Computed on an annualized basis.
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[10]	Computed on an annualized basis.
[11]	Computed on an annualized basis.
[12]	Computed on an annualized basis.